Intangible Assets	12 Months Ended
Apr. 30, 2022
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLE ASSETS
10.	INTANGIBLE ASSETS
Changes in the value of the intangible assets during the year ended April 30, 2022 and 2021 are as follows:

(in thousands)	Internally Generated Development Costs $	Intellectual Property $	Proprietary Processes $	Certifications $	Customer List $	Total $
Cost:
Balance, April 30, 2020	115	4,159	7,765	140	—	12,179
Costs expensed	(80)	—	—	—	—	(80)
Foreign exchange	(2)	(70)	(130)	(2)	—	(204)

Balance, April 30, 2021	33	4,089	7,635	138	—	11,895
Additions	—	—	—	—	191	191
Acquisition of BioStrand	—	28,459	391	—	—	28,850
Foreign exchange	—	(634)	(667)	(12)	(1 1)	(1,324)

Balance, April 30, 2022	33	31,914	7,359	126	180	39,612

Accumulated Amortization:
Balance, April 30, 2020	—	1,054	2,840	—	—	3,894
Amortization	1	421	1,647	—	—	2,069
Foreign exchange	—	(30)	(96)	—	—	(126)

Balance, April 30, 2021	1	1,445	4,391	—	—	5,837
Amortization	7	398	1,577	—	31	2,013
Foreign exchange	—	(150)	(477)	—	(1)	(628)

Balance, April 30, 2022	8	1,693	5,491	—	30	7,222

Net Book Value:
April 30, 2021	32	2,644	3,244	138	—	6,058
April 30, 2022	25	30,221	1,868	126	150	32,390